UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

FORM 12b-25

SEC FILE NUMBER

333-127389

CUSIP NUMBER

94845d103

(Check one:)	[X] Form 10-K [ ] Form 20-F [ ] Form 11-K [ ] Form 10-Q [ ] Form 10-D
[ ] Form N-SAR [ ] Form N-CSR

For Period Ended: March 31, 2015

[ ] Transition Report on Form 10-K [ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K [ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR

For the Transition Period Ended:

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:  Not applicable

PART I

REGISTRANT INFORMATION

ZD Ventures Corp.

Full Name of Registrant

Webtradex International Corporation

Former Name if applicable

47 Avenue Road, Suite 200, Toronto, ON Canada M5R 2G3

Address of Principal Executive Office

PART II

RULE 12B-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed:  (Check box if appropriate)

[X]	(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
[X]

(b)  The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III

NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, NCSR, or the transition report or portion thereof, could not be filed within the prescribed period.

The Registrant's Annual Report on Form 10-K for the year ended March 31, 2015 cannot be filed within the prescribed time period due to delays in the audit of the financial information;These have rendered timely filing of the Form 10-K impracticable without unreasonable effort and expense to the registrant.

The Registrant's Annual Report on Form 10-K will be filed on or before the fifteenth calendar day following the prescribed due date.

PART IV

OTHER INFORMATION

(1)

Name and telephone number of person to contact in regard to this notification:

Kam Shah: (416) 929-1806

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding twelve months or for such shorter period that the registrant was required to file such report(s) been filed?  If the answer is no, identify report(s)

[X]  Yes          [  ]  No

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[  ]  Yes          [X]  No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

ZD VENTURES CORP.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 30, 2015	By: /s/ Kam Shah
Kam Shah
Chief Financial Officer